Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of share capital
Shareholder’s	Class	December 31, 2024	% (i)	December 31, 2023	% (i)	December 31, 2022	% (i)
Bobsin Corp	B	9,578,220	18.44	9,578,220	22.87	9,578,220	22.95
Bobsin Corp	A	9,780,060	18.83	919,525	2.20	897,635	2.15
Oria Zenvia Co-investment Holdings, LP	B	7,119,930	13.71	7,119,930	17.00	3,178,880	7.62
Oria Zenvia Co-Investment Holdings II LP	B	-		-	-	3,941,050	9.44
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	B	4,329,105	8.34	4,329,105	10.34	4,329,105	10.37
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	A	-	-	-	-	27,108	0.06
Oria Tech 1 Inovação Fundo de Investimento em Participações	B	2,637,670	5.09	2,637,670	6.30	2,637,670	6.32
Twilio Inc.	A	3,846,153	7.41	3,846,153	9.18	3,846,153	9.21
Others	A	14,643,494	28.18	13,453,867	32.11	13,304,162	31.88
		51,934,634	100	41,884,470	100	41,739,983	100

Schedule of restricted stock units (“RSUs”) profit-sharing program granted
Percentage of Profit-Sharing Program Granted	Company Matching Percentage	Shares Allocated from Profit-Sharing Conversion	Additional Shares Granted by the Company	Total of Shares Granted
100%	50%	647,203	317,767	964,970
50%	25%	16,371	7,629	24,000
Total		663,574	325,396	988,970